Basis of preparation	9 Months Ended
Sep. 30, 2020
Basis Of Presentation [Abstract]
Basis of preparation	Basis of preparation
These unaudited condensed consolidated interim financial statements for the three and nine months ended September 30, 2020 have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting, as issued by the IASB and as adopted by the European Union. They do not include all the information required for a complete set of IFRS financial statements. The financial information consolidates the Company and the subsidiaries it controls and includes selected notes to explain events and transactions that are significant to an understanding of the changes in Nomad’s financial position and performance since the last annual consolidated financial statements. Therefore the unaudited condensed consolidated interim financial statements should be read in conjunction with the annual financial statements for the year ended December 31, 2019, which have been prepared in accordance with International Financial Reporting Standards as issued by the IASB and as adopted by the European Union (“IFRS”).
These unaudited condensed consolidated interim financial statements were authorized for issue by the Company’s Board of Directors on November 3, 2020.
The accounting policies used by management in preparing these condensed consolidated financial statements were the same as those that applied to the consolidated financial statements as at and for the year ended December 31, 2019, except taxes on income. These are accrued based on management's estimate of the average annual effective income tax rate on profits excluding exceptional items, applied to the pre-tax income excluding exceptional items of the period. It also reflects the tax impact of exceptional items accounted for in the period.
On March 11, 2020, the World Health Organization officially declared COVID-19, the disease caused by novel coronavirus, a pandemic. The Directors are working with Management to monitor the evolution of the pandemic, including how it may affect the markets and the general population and also the potential financial impact. The final impact of the pandemic on the Company is hard to predict, however, the Directors have a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. Thus, they continue to adopt the going concern basis in preparing the consolidated interim financial statements.